Other Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2012
Other Postretirement Benefit Plans [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Other Postretirement Benefit Plans
The Company sponsors two unfunded postretirement defined benefit plans that cover certain former salaried and non-salaried employees. One plan provides healthcare benefits and the other provides life insurance benefits. The medical plan is contributory and contributions are adjusted annually based on actual claims experience. For retirees who retired prior to December 31, 2002 with twenty or more years of service at December 31, 2000, the Company contributes a portion of the cost of the medical plan. For all other retirees, the Company's intent is that the retirees provide the majority of the actual cost of the medical plan. The life insurance plan is noncontributory for those employees that retired by December 31, 2002.
During 2010, the Company amended the medical plan for benefits to be provided after December 31, 2010 for retirees who retired prior to December 31, 2002 with twenty or more years of service at December 31, 2000. As a result of these amendments, the Company remeasured its accumulated postretirement benefit obligation ("APBO") as of September 30, 2010. The remeasurement reflected a new discount rate of 5.0% and resulted in a $7.0 decrease in the APBO and the offsetting amount was recorded in other comprehensive income.
As of December 31, 2012 and 2011, the APBO was $12.3 and $11.4, respectively. The Company contributed to these plans $0.4, $0.0, $0.4 and $0.5 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively. The Company expects to contribute $0.7 to these plans in 2013.
The following table presents the beginning and ending balances of the APBO, the changes in the APBO, and reconciles the plans' status to the accrued postretirement healthcare and life insurance liability reflected on the accompanying consolidated balance sheets as of December 31, 2012 and 2011:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011
APBO at beginning of period	$11.4	$11.2	$10.1
Changes in APBO:
Interest cost	0.5	—	0.5
Benefits paid	(0.6)	—	(0.8)
Retiree contributions	0.2	—	0.3
Health benefits subsidy	—	—	0.1
Actuarial loss	0.8	0.2	1.0
APBO at end of period	$12.3	$11.4	$11.2

Included in accrued salaries, wages and employee benefits	$0.7	$0.6	$0.6
Included in other liabilities	11.6	10.8	10.6
APBO at end of period	$12.3	$11.4	$11.2

The following table presents the changes in the fair value of plan assets and the funded status for the periods presented:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011
Fair value of plan assets at beginning of period	$—	$—	$—
Employer contributions	0.4	—	0.4
Retiree contributions	0.2	—	0.3
Health benefits subsidy	—	—	0.1
Benefits paid	(0.6)	—	(0.8)
Fair value of plan assets at end of period	$—	$—	$—
Funded status	$(12.3)	$(11.4)	$(11.2)

As of December 31, 2012 and 2011, amounts recognized in accumulated other comprehensive income (loss), which have not yet been recognized as a component of net postretirement benefit cost, consist of:

	2012	2011
Unrecognized actuarial net loss	$1.0	$0.2

Net periodic postretirement benefit costs and other changes in benefit obligations recognized in other comprehensive income for these plans were as follows:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

Interest on accumulated postretirement benefit obligation	$0.5	$—	$0.5	$0.9
Amortization of prior service credits	—	—	(0.4)	(0.1)
Amortization of net actuarial loss	—	—	—	0.1
Net postretirement benefit cost	$0.5	$—	$0.1	$0.9
Other changes in benefit obligations recognized in other comprehensive income, before taxes:
Unrecognized actuarial net loss (gain)	$0.8	$0.2	$1.0	$(0.6)
Amortization of net actuarial loss	—	—	—	(0.1)
Prior service credits	—	—	—	(8.6)
Amortization of prior service credits	—	—	0.4	0.1
Total changes in benefit obligations recognized in other comprehensive income, before taxes	$0.8	$0.2	$1.4	$(9.2)

Weighted average discount rates used to determine benefit obligations and net periodic benefit cost were as follows:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

Weighted average discount rates used to determine benefit obligations	3.63%	4.15%	4.30%	5.25%
Weighted average discount rates used to determine the net periodic postretirement benefit cost	4.15%	5.25%	5.25%	5.75%

The annual healthcare cost trend rates used for 2013 to determine benefit obligations at December 31, 2012 were assumed to be 8.0%. The estimated annual healthcare cost trend rates grade down gradually to 5.0% at 2019. Participant contributions are assumed to increase with healthcare cost trend rates. The benefit obligations also include the estimated impact of the provisions of the Patient Protection and Affordable Care Act that are effective as of January 1, 2013 as well as those provisions that will take effect in the future.
The healthcare cost trend rate assumptions, which are net of participant contributions, could have a significant effect on amounts reported. A change in the assumed trend rate of 1 percentage point would have the following effects:

	1 Percentage Point Increase	1 Percentage Point Decrease
Effect on total interest cost for 2012	$—	$—
Effect on postretirement benefit obligation at December 31, 2012	0.3	(0.2)

The following reflects the estimated future benefit payments, net of estimated participant contributions:

2013	$0.7
2014	0.7
2015	0.7
2016	0.7
2017	0.7
2018-2022	3.4

There will not be any amortization of accumulated actuarial net loss in 2013.